Retirement Benefits (Benefit Payments Of Expected Future Service ) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Year One	$ 620
Year Two	620
Year Three	645
Year Four	663
Year Five	699
Five Years Thereafter	4,011
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Year One	135
Year Two	131
Year Three	124
Year Four	117
Year Five	110
Five Years Thereafter	$ 450